Cover	Apr. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2021
Entity File Number	1-4422
Entity Registrant Name	ROLLINS, INC.
Entity Central Index Key	0000084839
Entity Tax Identification Number	51-0068479
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2170 Piedmont Road, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30324
City Area Code	(404)
Local Phone Number	888-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ROL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable